Fees Summary	Jun. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 955,000
Previously Paid Amount	0.00
Total Fee Amount	146.21
Total Offset Amount	0.00
Net Fee	146.21
Narrative - Max Aggregate Offering Price	$ 955,000
Final Prospectus	true